Related Party Transactions and Balances (Tables)	9 Months Ended
Apr. 30, 2022
Schedule of Key Management Transactions

During the three and nine month periods ended April 30, 2022 and 2021, the Company incurred the following expenses charged by directors and key management personnel or companies controlled by these individuals:

	Three month period ended April 30,		Nine month period ended April 30,
	2022	2021 Restated (Note 2)	2022	2021 Restated (Note 2)

a) Paid or accrued professional fees to a company controlled by an officer of the Company	$-	$81,807	$76,627	$98,901
b) Paid or accrued consulting fees to companies controlled by individual directors.	$24,768	$7,684	$62,440	$23,610
c) Paid or accrued wages and consulting fees to officers and directors	$313,277	$98,140	$790,349	$299,076
d) Share based compensation to directors and officers	$1,172,622	$1,714,506	$2,218,580	$1,714,506